NOTE 9 - CONVERTIBLE LOANS Schedule of Convertible Loans (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Total convertible notes payable		$ 628,660
Less: Unamortized debt discount		(372,290)
Total convertible notes		256,370
Less: current portion of convertible notes		253,554
Long-term convertible notes		$ 2,816